Pensions and Other Post-Retirement Benefits - Assets at Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	$ 1,441	$ 1,272	$ 1,263
Cash and equivalents [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	3	11
Equity securities - U.S. [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	168	146
Equity securities - non-U.S. [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	361	314
Real estate [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	32	32
Corporate bonds [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	543	496
Debt issued by national, state or local government [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	236	195
Other [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	98	78
Level 1 [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	222	229
Level 1 [Member] | Cash and equivalents [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	2	10
Level 1 [Member] | Equity securities - U.S. [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	31	27
Level 1 [Member] | Equity securities - non-U.S. [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	35	33
Level 1 [Member] | Corporate bonds [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	110	103
Level 1 [Member] | Debt issued by national, state or local government [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	41	53
Level 1 [Member] | Other [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	3	3
Level 2 [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	1,110	951
Level 2 [Member] | Cash and equivalents [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	1	1
Level 2 [Member] | Equity securities - U.S. [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	137	119
Level 2 [Member] | Equity securities - non-U.S. [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	326	281
Level 2 [Member] | Corporate bonds [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	433	393
Level 2 [Member] | Debt issued by national, state or local government [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	195	142
Level 2 [Member] | Other [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	18	15
Level 3 [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	109	92
Level 3 [Member] | Real estate [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	32	32
Level 3 [Member] | Other [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	$ 77	$ 60